Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries
The consolidated financial statements include the wholly-owned and partially-owned subsidiaries of the Company; the most significant at December 31, 2017 and 2016 are presented in the following table:

Subsidiary	Location	Ownership Interest	Accounting	Operations and Development Projects Owned
Pan American Silver Huaron S.A.	Peru	100%	Consolidated	Huaron mine
Compañía Minera Argentum S.A.	Peru	92%	Consolidated	Morococha mine
Minera Corner Bay S.A. de C.V.	Mexico	100%	Consolidated	Alamo Dorado mine
Plata Panamericana S.A. de C.V.	Mexico	100%	Consolidated	La Colorada mine
Compañía Minera Dolores S.A. de C.V.	Mexico	100%	Consolidated	Dolores mine
Minera Tritón Argentina S.A.	Argentina	100%	Consolidated	Manantial Espejo mine & COSE project
Minera Joaquin S.R.L.	Argentina	100%	Consolidated	Joaquin project
Pan American Silver (Bolivia) S.A.	Bolivia	95%	Consolidated	San Vicente mine
Minera Argenta S.A.	Argentina	100%	Consolidated	Navidad Project

Disclosure of joint ventures
The consolidated financial statements include the wholly-owned and partially-owned subsidiaries of the Company; the most significant at December 31, 2017 and 2016 are presented in the following table:

Subsidiary	Location	Ownership Interest	Accounting	Operations and Development Projects Owned
Pan American Silver Huaron S.A.	Peru	100%	Consolidated	Huaron mine
Compañía Minera Argentum S.A.	Peru	92%	Consolidated	Morococha mine
Minera Corner Bay S.A. de C.V.	Mexico	100%	Consolidated	Alamo Dorado mine
Plata Panamericana S.A. de C.V.	Mexico	100%	Consolidated	La Colorada mine
Compañía Minera Dolores S.A. de C.V.	Mexico	100%	Consolidated	Dolores mine
Minera Tritón Argentina S.A.	Argentina	100%	Consolidated	Manantial Espejo mine & COSE project
Minera Joaquin S.R.L.	Argentina	100%	Consolidated	Joaquin project
Pan American Silver (Bolivia) S.A.	Bolivia	95%	Consolidated	San Vicente mine
Minera Argenta S.A.	Argentina	100%	Consolidated	Navidad Project